Financial risk management (Details 4) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Total liabilities	$ 2,472,512	$ 2,053,023	$ 2,212,788
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(387,269)	(199,810)
Net debt	2,085,243	1,853,213
Total Equity	1,507,065	1,232,604	$ 1,043,175	$ 1,090,011
Total capital attributable to owners	$ 3,592,308	$ 3,085,817
Gearing ratio	58.05%	60.06%